Organization and principal activities	12 Months Ended
Dec. 31, 2017
Organization And Principal Activities
1. Organization and principal activities

Dunxin Financial Holdings Limited (the “Company”), formerly known as China Xiniya Fashion Limited, was incorporated in the Cayman Islands as an exempted limited liability company on June 24, 2010. On December 28, 2017, the Company completed the Divestiture and Acquisition transactions (the “Transactions”). In connection with the Divestiture transaction, the Company divested its wholly-owned subsidiary, Xiniya Holdings Limited, a Hong Kong company, to Qiming Investment Limited, a British Virgin Islands company, in exchange for a purchase consideration of RMB228,000,000 (US$34,588,428).In connection with the Acquisition transaction, the Company purchased all of the issued and outstanding ordinary shares of True Silver Limited (“True Silver”) for a cash payment of RMB228,000,000 (US$34,588,428) and the issuance of 772,283,308 of the ordinary shares at RMB1.00 (US$0.15) per share to the shareholders of True Silver. True Silver became the wholly owned subsidiary of the Company. True Silver utilizes a variable interest entity structure to operate and consolidate 80% of the financial results of Hubei Chutian Microfinance Co., Ltd (“Chutian”). Chutian, with a registered capital of RMB450 million, is a joint stock company incorporated under the laws of China specializing in providing loan facilities to micro, small and medium enterprises and sole proprietors in Hubei Province, China.

The Transactions were accounted for as a “reverse acquisition” since, immediately following the consummation of the Transactions, the shareholders and management of Chutian having effectuated control of the combined company. The former shareholders of Chutian, whose shares were acquired by the Company, own and control 88.7% of shares and votes in the Company. The management of the Company is drawn predominantly from Chutian. For accounting purposes, the legal subsidiaries of True Silver were deemed to be the accounting acquirer in the transaction and the Company, the legal acquirer, was deemed to be the accounting acquiree.

The consolidated financial statements represent a continuation of the consolidated financial statements of True Silver and its subsidiaries (the “True Silver Group”) and reflect the following:

(a)	the assets and liabilities of the True Silver Group were recognized and measured in the consolidated statement of financial position at their carrying amount before the Acquisition;

(b)	the identifiable assets and liabilities of the Company were recognized and measured in the consolidated financial statements at their acquisition date fair values;

(c)	the excess of the fair value of purchase consideration over the identifiable net assets of the Company at fair value is recognized as expense in the consolidated statement of financial position;

(d)	the retained earnings and other equity balances recognized in the consolidated financial statement are the retained earnings and other equity balances of the True Silver Group immediately before the Acquisition;

(e)	the amount recognized as issued equity interest in the consolidated financial statements were determined by adding the issued equity of the True Silver Group outstanding immediately before the Acquisition to the fair value of purchase consideration of the Acquisition. The fair value of purchase consideration is based on the fair value of the Company at the completion date. However, the equity structure appearing in the consolidated financial statement shall reflect the equity structure of the Company, including the equity instruments issued by the Company to effect the Acquisition;

(f)	the consolidated statement of comprehensive income for the financial year ended December 31, 2017 reflects that of the True Silver Group for the full period together with the post-acquisition results of the Company;

(g)	the comparative figures presented in the consolidated financial statements were that of the True Silver Group; and

(h)	earnings per share for the financial year ended December 31, 2017 reflects the results of the True Silver Group till the date of acquisition and the results of the enlarged Group from the acquisition date.

The principal place of business is 6th Floor, Block 1, Hubei Daily Culture Creative Industrial Park, No. 181 Donghu Road, Wuchang District, Wuhan City, Hubei Province, People’s Republic of China 443000.

The Company is listed on the New York Stock Exchange American, the ticker symbol is DXF.

These financial statements are presented in Renminbi, unless otherwise stated.

The consolidated financial statements for the three years ended December 31, 2015, 2016 and 2017 were authorized for issue by resolution of the board of directors on April 30, 2018.